SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 23, 2022 $ / shares	Jan. 24, 2022 $ / shares
Business Combination [Line Items]
Exercise price	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00
Share price	$ 2.74	$ 2.93	$ 2.78	$ 2.71	$ 4.66	$ 14.94	$ 3.64
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term from grant date (in years)						5 years	5 years
Measurement Input, Expected Term [Member] | Initial Warrant [Member]
Business Combination [Line Items]
Expected term from grant date (in years)	6 months 29 days	1 year 29 days	2 years 1 month 2 days	3 years 1 month 6 days	4 years 1 month 6 days
Measurement Input, Expected Term [Member] | Second Warrent [Member]
Business Combination [Line Items]
Expected term from grant date (in years)	10 months 28 days	1 year 4 months 28 days	2 years 5 months 8 days	3 years 4 months 24 days	4 years 6 months
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrant valuation Assumptions				82.40	96.03	95.90	96.32
Measurement Input, Price Volatility [Member] | Initial Warrant [Member]
Business Combination [Line Items]
Warrant valuation Assumptions	106.83	86.29	107.66
Measurement Input, Price Volatility [Member] | Second Warrent [Member]
Business Combination [Line Items]
Warrant valuation Assumptions	88.16	106.15	111.22
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrant valuation Assumptions		3.48	4.25	4.01	3.99	2.88	1.53
Measurement Input, Risk Free Interest Rate [Member] | Initial Warrant [Member]
Business Combination [Line Items]
Warrant valuation Assumptions	4.01
Measurement Input, Risk Free Interest Rate [Member] | Second Warrant [Member]
Business Combination [Line Items]
Warrant valuation Assumptions	3.98
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrant valuation Assumptions